Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 699
2017	587
2018	111
2019	88
2020	71
Thereafter	265
Estimated amortization expense	$ 1,821